Allowance for Loan Losses and Credit Quality Disclosures (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) loan	Mar. 31, 2016 loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Feb. 07, 2014 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Additional income before taxes if interest on all loans had been recorded based upon original contract terms			$ 522	$ 471
Loans deemed to be PCI in conjunction with the Rumson merger	$ 4,071		3,030	$ 4,493
Amount of troubled debt restructuring	$ 458		$ 458
Number of troubled debt restructurings that subsequently defaulted | loan	1	0	1	0
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount	$ 716		$ 1,121	$ 1,600
Receivables Acquired with Deteriorated Credit Quality [Member] | Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount	$ 420		439
Receivables Acquired with Deteriorated Credit Quality [Member] | Rumson Fair Haven Bank and Trust Company [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans deemed to be PCI in conjunction with the Rumson merger					$ 2,600
Receivables Acquired with Deteriorated Credit Quality [Member] | Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount			$ 439	489
One Unspecified Receivable Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of PCI loans				$ 64